Fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 84,632	$ 2,365
Less than 12 months Gross Unrealized Losses	12,826	35
12 months or more Fair Value	13,044	19,118
12 months or more Gross Unrealized Losses	7,246	427
Total Fair Value	97,676	21,483
Total Gross Unrealized Losses	20,072	462
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	60,028	2,365
Less than 12 months Gross Unrealized Losses	12,180	35
12 months or more Fair Value	13,044	19,118
12 months or more Gross Unrealized Losses	7,246	427
Total Fair Value	73,072	21,483
Total Gross Unrealized Losses	19,426	462
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
US Treasury Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	24,604	0
Less than 12 months Gross Unrealized Losses	646	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	24,604	0
Total Gross Unrealized Losses	$ 646	$ 0